EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 99,882
Balance		$ 99,882
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance	83,779
Balance	0	83,779
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,103
Balance	0	16,103
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	197,677	197,677
Disposals	(197,677)
Balance	0	197,677
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance	154,318	154,318
Disposals	(154,318)
Balance	0	154,318
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	43,359	43,359
Disposals	(43,359)
Balance	0	43,359
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	97,795	69,947
Amortization expense	16,190	27,848
Disposals	(113,985)
Balance	0	97,795
Accumulated Amortization | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance	70,539	49,594
Amortization expense	12,567	20,945
Disposals	(83,106)
Balance	0	70,539
Accumulated Amortization | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	27,256	20,353
Amortization expense	3,623	6,903
Disposals	(30,879)
Balance	$ 0	$ 27,256